Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
April 30, 2024
GTF-NPRT3-0624
1.9897897.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.4%
Entertainment - 2.9%
Netflix, Inc. (a)	56,689	31,215,231
Roblox Corp. (a)	48,365	1,719,859
Sea Ltd. ADR (a)	77,079	4,870,622
Sphere Entertainment Co. (a)	14,062	546,449
Spotify Technology SA (a)	1,852	519,375
Take-Two Interactive Software, Inc. (a)	3,297	470,845
The Walt Disney Co.	9,718	1,079,670
TKO Group Holdings, Inc.	5,862	554,956
		40,977,007
Interactive Media & Services - 14.4%
Alphabet, Inc. Class A	614,478	100,024,729
Meta Platforms, Inc. Class A	161,426	69,440,622
Reddit, Inc. Class A	30,570	1,358,531
Snap, Inc. Class A (a)	2,033,378	30,602,339
		201,426,221
Media - 0.0%
The Trade Desk, Inc. (a)	4,718	390,886
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	7,141	1,172,338
TOTAL COMMUNICATION SERVICES		243,966,452
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 1.1%
Rivian Automotive, Inc. (a)	227,991	2,029,120
Tesla, Inc. (a)	70,231	12,871,938
		14,901,058
Broadline Retail - 9.9%
Amazon.com, Inc. (a)	762,099	133,367,325
Dollarama, Inc.	7,474	623,480
Ollie's Bargain Outlet Holdings, Inc. (a)	9,599	702,071
PDD Holdings, Inc. ADR (a)	35,600	4,456,408
		139,149,284
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	1,928	435,246
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	13,076	1,008,160
		1,443,406
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (a)	60,242	9,552,574
Caesars Entertainment, Inc. (a)	63,494	2,274,355
Cava Group, Inc.	5,632	405,166
Chipotle Mexican Grill, Inc. (a)	2,115	6,682,554
Doordash, Inc. (a)	7,552	976,172
Draftkings Holdings, Inc. (a)	41,793	1,736,917
Light & Wonder, Inc. Class A (a)	6,439	574,745
Marriott International, Inc. Class A	12,508	2,953,514
McDonald's Corp.	6,343	1,731,893
Penn Entertainment, Inc. (a)	108,257	1,790,571
Restaurant Brands International, Inc.	10,088	765,329
Royal Caribbean Cruises Ltd. (a)	2,773	387,194
Starbucks Corp.	47,143	4,171,684
Sweetgreen, Inc. Class A (a)	193,815	4,355,023
Yum! Brands, Inc.	2,597	366,826
		38,724,517
Household Durables - 0.3%
D.R. Horton, Inc.	5,592	796,804
Garmin Ltd.	3,196	461,726
SharkNinja, Inc.	24,403	1,568,625
TopBuild Corp. (a)	2,085	843,737
		3,670,892
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A (a)	52,478	6,377,127
American Eagle Outfitters, Inc.	256,806	6,230,114
Aritzia, Inc. (a)	50,421	1,305,346
Best Buy Co., Inc.	425	31,297
Beyond, Inc. (a)	18,293	368,238
Dick's Sporting Goods, Inc.	21,895	4,399,581
Five Below, Inc. (a)	18,391	2,691,339
Foot Locker, Inc.	12,280	256,038
Gap, Inc.	34,687	711,777
Lowe's Companies, Inc.	61,801	14,090,010
RH (a)	21,844	5,396,560
The Home Depot, Inc.	1,233	412,093
TJX Companies, Inc.	78,769	7,411,375
Warby Parker, Inc. (a)	152,058	1,785,161
Wayfair LLC Class A (a)	8,465	424,520
Williams-Sonoma, Inc.	2,716	778,894
		52,669,470
Textiles, Apparel & Luxury Goods - 2.4%
Crocs, Inc. (a)	27,070	3,366,696
Deckers Outdoor Corp. (a)	11,818	9,672,678
lululemon athletica, Inc. (a)	17,614	6,351,608
NIKE, Inc. Class B	90,149	8,317,147
On Holding AG (a)	13,340	423,545
PVH Corp.	42,353	4,608,006
Ralph Lauren Corp.	3,549	580,758
Tapestry, Inc.	10,284	410,537
		33,730,975
TOTAL CONSUMER DISCRETIONARY		284,289,602
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	87,499	6,236,054
Constellation Brands, Inc. Class A (sub. vtg.)	1,605	406,803
PepsiCo, Inc.	8,070	1,419,594
		8,062,451
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	833	602,176
Dollar Tree, Inc. (a)	10,623	1,256,170
Maplebear, Inc. (NASDAQ)	15,209	519,083
Target Corp.	17,759	2,858,844
Walmart, Inc.	83,548	4,958,574
		10,194,847
Food Products - 0.2%
Lamb Weston Holdings, Inc.	18,445	1,537,206
The Hershey Co.	2,379	461,336
Tyson Foods, Inc. Class A	6,921	419,759
		2,418,301
Household Products - 0.3%
Procter & Gamble Co.	30,202	4,928,966
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	13,751	2,017,409
Kenvue, Inc.	56,366	1,060,808
Oddity Tech Ltd.	19,877	646,798
		3,725,015
Tobacco - 0.1%
Philip Morris International, Inc.	10,260	974,084
TOTAL CONSUMER STAPLES		30,303,664
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	56,403	477,724
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp.	36,460	1,663,497
Cheniere Energy, Inc.	2,314	365,195
Diamondback Energy, Inc.	25,732	5,175,477
EOG Resources, Inc.	33,827	4,469,562
Exxon Mobil Corp.	31,718	3,751,288
Marathon Petroleum Corp.	2,092	380,158
Occidental Petroleum Corp.	45,942	3,038,604
Phillips 66 Co.	2,640	378,074
Valero Energy Corp.	2,499	399,515
		19,621,370
TOTAL ENERGY		20,099,094
FINANCIALS - 3.3%
Banks - 0.2%
Citigroup, Inc.	30,556	1,873,999
HDFC Bank Ltd. sponsored ADR	10,685	615,456
		2,489,455
Capital Markets - 0.7%
Blue Owl Capital, Inc. Class A	23,777	449,148
Coinbase Global, Inc. (a)	24,366	4,968,958
Goldman Sachs Group, Inc.	4,279	1,825,892
KKR & Co. LP	4,416	410,997
Morgan Stanley	14,242	1,293,743
		8,948,738
Consumer Finance - 0.4%
American Express Co.	23,945	5,603,848
Financial Services - 1.8%
Apollo Global Management, Inc.	3,927	425,608
Berkshire Hathaway, Inc. Class B (a)	1,537	609,774
Block, Inc. Class A (a)	63,436	4,630,828
MasterCard, Inc. Class A	35,961	16,225,603
Visa, Inc. Class A	14,127	3,794,653
		25,686,466
Insurance - 0.2%
Progressive Corp.	14,093	2,934,867
TOTAL FINANCIALS		45,663,374
HEALTH CARE - 8.8%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (a)	7,469	1,075,163
Apogee Therapeutics, Inc.	300	15,090
Ascendis Pharma A/S sponsored ADR (a)	1,781	246,562
Legend Biotech Corp. ADR (a)	15,519	678,801
Moderna, Inc. (a)	7,649	843,761
Moonlake Immunotherapeutics (a)	10,207	417,568
Regeneron Pharmaceuticals, Inc. (a)	10,863	9,675,240
		12,952,185
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	110,054	7,909,581
DexCom, Inc. (a)	56,258	7,166,707
Glaukos Corp. (a)	4,555	437,280
Inspire Medical Systems, Inc. (a)	5,414	1,308,347
Intuitive Surgical, Inc. (a)	2,511	930,627
Masimo Corp. (a)	2,995	402,558
Stryker Corp.	8,728	2,936,972
		21,092,072
Health Care Providers & Services - 1.7%
McKesson Corp.	838	450,182
Surgery Partners, Inc. (a)	17,732	442,413
UnitedHealth Group, Inc.	47,028	22,747,444
		23,640,039
Life Sciences Tools & Services - 0.4%
Danaher Corp.	16,675	4,112,389
Thermo Fisher Scientific, Inc.	3,047	1,732,890
		5,845,279
Pharmaceuticals - 4.3%
Eli Lilly & Co.	53,797	42,020,837
GSK PLC sponsored ADR	10,233	424,056
Merck & Co., Inc.	17,829	2,303,863
Novo Nordisk A/S Series B sponsored ADR	64,570	8,284,977
Zoetis, Inc. Class A	44,078	7,018,981
		60,052,714
TOTAL HEALTH CARE		123,582,289
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.0%
General Electric Co.	19,140	3,097,235
Howmet Aerospace, Inc.	31,344	2,092,212
L3Harris Technologies, Inc.	3,214	687,957
Loar Holdings, Inc.	1,520	79,526
Northrop Grumman Corp.	1,093	530,138
Spirit AeroSystems Holdings, Inc. Class A (a)	15,398	492,736
The Boeing Co. (a)	33,790	5,671,314
TransDigm Group, Inc.	597	745,074
		13,396,192
Air Freight & Logistics - 0.1%
FedEx Corp.	4,954	1,296,858
Building Products - 0.0%
Builders FirstSource, Inc. (a)	2,183	399,096
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	73,754	1,287,007
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	1,929	596,852
EMCOR Group, Inc.	2,113	754,700
		1,351,552
Electrical Equipment - 0.4%
Acuity Brands, Inc.	3,354	832,798
Eaton Corp. PLC	8,321	2,648,241
GE Vernova LLC	7,526	1,156,821
Nextracker, Inc. Class A (a)	12,492	534,533
		5,172,393
Ground Transportation - 2.3%
Canadian Pacific Kansas City Ltd.	371	29,098
Lyft, Inc. (a)	279,675	4,374,117
Uber Technologies, Inc. (a)	428,456	28,393,779
		32,796,994
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	9,157	458,491
Trading Companies & Distributors - 0.3%
Ferguson PLC	4,042	848,416
FTAI Aviation Ltd.	49,682	3,488,173
Watsco, Inc.	888	397,575
		4,734,164
TOTAL INDUSTRIALS		60,892,747
INFORMATION TECHNOLOGY - 41.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	3,227	827,919
Ciena Corp. (a)	17,680	817,346
		1,645,265
IT Services - 0.7%
MongoDB, Inc. Class A (a)	6,291	2,297,347
Okta, Inc. (a)	52,297	4,862,575
Shopify, Inc. Class A (a)	19,436	1,364,537
Snowflake, Inc. (a)	12,101	1,878,075
		10,402,534
Semiconductors & Semiconductor Equipment - 20.5%
Advanced Micro Devices, Inc. (a)	32,621	5,166,514
Applied Materials, Inc.	4,219	838,104
ASML Holding NV (depository receipt)	3,486	3,041,430
Astera Labs, Inc.	78,210	6,629,080
Broadcom, Inc.	2,924	3,801,989
Enphase Energy, Inc. (a)	3,492	379,790
First Solar, Inc. (a)	2,806	494,698
GlobalFoundries, Inc. (a)	145,516	7,112,822
Impinj, Inc. (a)	3,724	593,531
Lam Research Corp.	1,686	1,507,975
Marvell Technology, Inc.	340,758	22,459,360
Micron Technology, Inc.	37,942	4,285,928
Monolithic Power Systems, Inc.	5,599	3,747,579
NVIDIA Corp.	212,476	183,583,516
NXP Semiconductors NV	87,628	22,449,417
ON Semiconductor Corp. (a)	116,134	8,147,961
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	72,815	10,000,412
Teradyne, Inc.	30,843	3,587,658
		287,827,764
Software - 12.4%
Adobe, Inc. (a)	3,679	1,702,752
AppLovin Corp. (a)	12,478	880,572
Bill Holdings, Inc. (a)	21,957	1,369,239
Datadog, Inc. Class A (a)	17,490	2,194,995
HubSpot, Inc. (a)	8,397	5,079,093
Intuit, Inc.	7,571	4,736,569
Microsoft Corp.	349,188	135,949,364
Oracle Corp.	12,802	1,456,228
Palantir Technologies, Inc. (a)	25,559	561,531
Rubrik, Inc.	4,016	128,592
Salesforce, Inc.	51,026	13,722,932
ServiceNow, Inc. (a)	5,477	3,797,368
Synopsys, Inc. (a)	2,069	1,097,791
Zoom Video Communications, Inc. Class A (a)	28,990	1,771,289
		174,448,315
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	628,291	107,016,806
Dell Technologies, Inc.	27,194	3,389,460
Western Digital Corp. (a)	20,697	1,465,969
		111,872,235
TOTAL INFORMATION TECHNOLOGY		586,196,113
MATERIALS - 0.3%
Chemicals - 0.1%
Linde PLC	1,602	706,418
Sherwin-Williams Co.	1,447	433,536
		1,139,954
Construction Materials - 0.0%
CRH PLC	5,099	394,765
Metals & Mining - 0.2%
ATI, Inc. (a)	12,899	770,070
Carpenter Technology Corp.	17,265	1,479,611
		2,249,681
TOTAL MATERIALS		3,784,400
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	20,817	1,983,444
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	22,502	957,910
TOTAL REAL ESTATE		2,941,354
TOTAL COMMON STOCKS (Cost $1,076,528,017)		1,401,719,089

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,076,528,017)	1,401,719,089
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,893,937
NET ASSETS - 100.0%	1,404,613,026

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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